DISCONTINUED OPERATIONS - Discontinued operations statements of consolidated balance sheet (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net assets held for sale
Current assets	$ 785,127	$ 1,512,237	$ 612,751
Fixed assets	3,120,914	3,257,388	3,261,883
Assets	7,653,390	6,949,542	6,053,932
Current liabilities	(1,101,067)	(882,222)	$ (947,404)
Net assets	(3,761,857)	$ (2,195,454)
Assets and liabilities classified as held for sale
Net assets held for sale
Current assets	1,385
Fixed assets	72,471
Goodwill and intangible assets	21,171
Assets	95,027
Current liabilities	(6,629)
Net assets	$ 88,398